UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United Kingdom	20.1%
United States of America*	16.3%
Netherlands	11.5%
Germany	11.0%
France	9.6%
Ireland	7.1%
Luxembourg	6.3%
Switzerland	4.6%
Australia	3.8%
Other	9.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	5.3%
AAA	4.5%
A	6.5%
BBB	43.2%
BB and Below	25.0%
Not Rated	6.6%
Short-Term Investments and Net Other Assets	8.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**
Corporate Bonds	52.3%
U.S. Government and Government Agency Obligations	5.3%
Foreign Government and Government Agency Obligations	5.3%
Preferred Securities	28.2%
Short-Term Investments and Net Other Assets (Liabilities)	8.9%

 * Futures and Swaps - 28.3%

 ** Foreign Currency Contracts - (64.9)%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 52.3%
		Principal Amount(a)	Value
Australia - 2.2%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	$1,000,000	$791,626
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	3,000,000	2,258,580
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (b)	GBP	1,330,000	1,321,455
6.75% 12/2/44 (Reg. S) (b)		5,725,000	5,753,625

TOTAL AUSTRALIA			10,125,286

Bailiwick of Guernsey - 0.3%
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	1,400,000	1,266,796
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	3,025,000	3,271,914
7.125% 2/14/24	GBP	985,000	1,247,977

TOTAL BAILIWICK OF JERSEY			4,519,891

Cayman Islands - 0.2%
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	816,000	911,704
Czech Republic - 0.1%
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	700,000	686,155
Denmark - 0.4%
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (b)	GBP	1,595,000	1,751,492
France - 5.7%
BNP Paribas SA:
2.159% 9/15/29 (b)(c)		2,830,000	2,367,135
2.5% 3/31/32 (Reg. S) (b)	EUR	4,200,000	3,999,323
BPCE SA 1.5% 1/13/42 (Reg. S) (b)	EUR	5,400,000	4,853,619
Credit Agricole Assurances SA 4.75% 9/27/48 (b)	EUR	1,000,000	1,015,160
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	800,000	673,396
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	6,500,000	6,351,751
1.5% 10/14/24 (Reg. S)	EUR	1,700,000	1,653,274
1.875% 2/11/28 (Reg. S)	EUR	900,000	749,808
Lagardere S.C.A. 1.75% 10/7/27 (Reg. S)	EUR	1,900,000	1,819,085
Societe Generale 4.75% 11/24/25 (c)		1,220,000	1,200,720
Valeo SA 1% 8/3/28 (Reg. S)	EUR	1,700,000	1,386,803

TOTAL FRANCE			26,070,074

Germany - 3.4%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,492,000	1,723,584
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (b)	EUR	1,700,000	1,702,074
4% 6/24/32 (Reg. S) (b)	EUR	3,800,000	3,641,731
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	2,600,000	2,001,079
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	5,550,000	5,527,527
ZF Finance GmbH:
2% 5/6/27 (Reg. S)	EUR	700,000	564,552
2.25% 5/3/28 (Reg. S)	EUR	700,000	538,328

TOTAL GERMANY			15,698,875

Greece - 0.3%
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (b)	EUR	1,550,000	1,295,495
Hong Kong - 0.2%
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (b)	EUR	1,000,000	852,097
Ireland - 6.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		1,100,000	1,125,495
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (b)	EUR	4,160,000	4,026,408
2.25% 4/4/28 (Reg. S) (b)	EUR	5,600,000	5,396,926
2.875% 5/30/31 (Reg. S) (b)	EUR	1,150,000	1,091,353
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (b)	EUR	4,630,000	4,147,982
2.375% 10/14/29 (Reg. S) (b)	EUR	2,835,000	2,787,156
3.125% 9/19/27 (Reg. S) (b)	GBP	4,535,000	5,487,443
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		5,107,000	4,934,639
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (b)		1,400,000	1,130,500

TOTAL IRELAND			30,127,902

Italy - 2.0%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	1,400,000	1,226,538
1.75% 7/30/31 (Reg. S)	EUR	500,000	399,777
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	1,950,000	1,531,188
Enel SpA 3.375% (Reg. S) (b)(d)	EUR	2,430,000	2,229,579
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	3,505,000	3,107,839
5.861% 6/19/32 (b)(c)		565,000	497,390

TOTAL ITALY			8,992,311

Luxembourg - 3.4%
ADLER Group SA 1.875% 1/14/26 (Reg. S)	EUR	10,000,000	5,345,174
Alpha Trains Finance SA 2.064% 6/30/30	EUR	1,149,000	1,182,982
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	5,410,000	4,486,453
1.75% 3/12/29 (Reg. S)	EUR	1,300,000	1,095,606
2.625% 10/20/28 (Reg. S)	GBP	1,120,000	1,158,390
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	2,675,000	2,117,615

TOTAL LUXEMBOURG			15,386,220

Mexico - 1.3%
Petroleos Mexicanos 6.5% 3/13/27		6,795,000	5,865,784
Netherlands - 4.2%
Coloplast Finance BV 2.75% 5/19/30 (Reg. S)	EUR	2,900,000	2,947,665
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (b)		1,515,000	1,429,781
5.75% 8/15/50 (Reg. S) (b)		7,125,000	6,887,239
Deutsche Annington Finance BV 5% 10/2/23 (c)		950,000	954,575
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	2,050,000	1,873,938
JDE Peet's BV 2.25% 9/24/31 (c)		1,331,000	1,039,717
Technip Energies NV 1.125% 5/28/28	EUR	1,700,000	1,440,121
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	850,000	885,167
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	1,250,000	1,092,082
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	800,000	692,661

TOTAL NETHERLANDS			19,242,946

Portugal - 0.3%
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (b)	EUR	1,400,000	1,337,553
Spain - 0.6%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	3,500,000	2,900,113
Sweden - 0.7%
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (b)	EUR	1,103,000	1,080,756
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	1,400,000	1,159,033
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	450,000	299,452
1.75% 1/14/25 (Reg. S)	EUR	949,000	723,890

TOTAL SWEDEN			3,263,131

Switzerland - 2.5%
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (b)	GBP	2,500,000	2,517,334
4.194% 4/1/31 (b)(c)		2,615,000	2,313,855
6.5% 8/8/23 (Reg. S)		6,850,000	6,850,000

TOTAL SWITZERLAND			11,681,189

United Kingdom - 14.6%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	575,000	610,724
Barclays PLC 2% 2/7/28 (Reg. S) (b)	EUR	750,000	776,531
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	5,685,000	5,807,655
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		5,282,000	4,949,229
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	3,920,000	4,345,292
John Lewis PLC 6.125% 1/21/25	GBP	5,752,000	7,215,048
Lloyds Banking Group PLC 1.985% 12/15/31 (b)	GBP	1,915,000	1,998,128
M&G PLC:
5.625% 10/20/51 (Reg. S) (b)	GBP	3,150,000	3,640,930
6.5% 10/20/48 (Reg. S) (b)		1,620,000	1,656,450
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	3,460,000	3,592,083
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (b)	GBP	2,050,000	2,136,767
3.619% 3/29/29 (Reg. S) (b)	GBP	2,600,000	2,964,510
3.622% 8/14/30 (Reg. S) (b)	GBP	760,000	867,754
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (b)	EUR	4,310,000	3,590,748
Prudential PLC 2.95% 11/3/33 (Reg. S) (b)		5,500,000	4,615,875
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	1,250,000	1,541,720
Rolls-Royce PLC 3.375% 6/18/26	GBP	570,000	599,857
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	2,185,000	1,954,890
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	880,000	929,126
4.5% 9/7/23 (Reg. S)	GBP	1,330,000	1,547,935
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	730,000	683,209
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (b)	GBP	1,800,000	2,117,903
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (b)	GBP	800,000	893,693
6.25% 10/3/78 (Reg. S) (b)		2,660,000	2,538,374
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	800,000	869,265
3.375% 10/16/25 (Reg. S)	GBP	3,885,000	4,561,229

TOTAL UNITED KINGDOM			67,004,925

United States of America - 2.3%
Blackstone Private Credit Fund 4.875% 4/14/26	GBP	3,600,000	4,035,948
Duke Energy Corp. 3.85% 6/15/34	EUR	2,400,000	2,461,066
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	1,150,000	1,240,307
Southern Co. 1.875% 9/15/81 (b)	EUR	3,900,000	2,784,092

TOTAL UNITED STATES OF AMERICA			10,521,413

TOTAL NONCONVERTIBLE BONDS
(Cost $299,503,725)			239,501,352

U.S. Government and Government Agency Obligations - 5.3%
U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds 2.5% 2/15/45 (e)		59,000	50,039
U.S. Treasury Notes:
1.25% 9/30/28 (e)		$12,000,000	$10,747,969
1.5% 2/29/24		13,500,000	13,182,012
2.625% 2/15/29 (e)		220,000	214,199
			24,194,219
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $25,594,115)			24,194,219

Foreign Government and Government Agency Obligations - 5.3%
Germany - 5.3%
German Federal Republic:		$	$
0% 8/15/31	EUR	660,000	614,210
0% 2/15/32 (Reg. S)	EUR	3,250,000	2,992,267
0% 5/15/35 (Reg. S)	EUR	17,105,000	14,707,037
1.25% 8/15/48	EUR	6,140,000	5,938,860
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $34,877,932)			24,252,374

Preferred Securities - 28.2%
Australia - 1.6%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(d)		4,360,000	4,098,146
5.875% (b)(c)(d)		3,305,000	3,240,500

TOTAL AUSTRALIA			7,338,646

Canada - 0.6%
Bank of Nova Scotia:
4.65% (b)(d)		2,015,000	1,775,513
4.9% (b)(d)		1,180,000	1,098,036

TOTAL CANADA			2,873,549

Finland - 0.2%
Citycon Oyj 4.496% (Reg. S) (b)(d)	EUR	970,000	707,380
France - 3.9%
BNP Paribas SA 6.625% (Reg. S) (b)(d)		2,505,000	2,449,000
EDF SA:
5.25% (Reg. S) (b)(d)		10,105,000	9,710,291
5.625% (Reg. S) (b)(d)		1,490,000	1,401,137
Societe Generale 7.875% (Reg. S) (b)(d)		1,310,000	1,286,652
Veolia Environnement SA 2% (Reg. S) (b)(d)	EUR	3,900,000	3,211,287

TOTAL FRANCE			18,058,367

Germany - 2.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	11,800,000	10,443,216
Ireland - 0.5%
AIB Group PLC 6.25% (Reg. S) (b)(d)	EUR	2,195,000	2,142,108
Italy - 0.2%
Enel SpA 2.25% (Reg. S) (b)(d)	EUR	1,110,000	964,592
Luxembourg - 2.9%
Aroundtown SA 3.375% (Reg. S) (b)(d)	EUR	7,800,000	6,171,284
CPI Property Group SA 3.75% (Reg. S) (b)(d)	EUR	3,520,000	2,065,087
Grand City Properties SA 1.5% (Reg. S) (b)(d)	EUR	6,900,000	4,946,021

TOTAL LUXEMBOURG			13,182,392

Netherlands - 7.3%
AerCap Holdings NV 5.875% 10/10/79 (b)		3,800,000	3,304,586
AT Securities BV 5.25% (Reg. S) (b)(d)		6,500,000	6,155,391
ELM BV for Firmenich International SA 3.75% (Reg. S) (b)(d)	EUR	1,070,000	1,064,114
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (b)(d)(f)	EUR	1,225,075	1,242,547
Telefonica Europe BV:
2.625% (Reg. S) (b)(d)	EUR	1,100,000	1,129,467
3.875% (Reg. S) (b)(d)	EUR	1,900,000	1,840,865
Volkswagen International Finance NV:
3.748% (Reg. S) (b)(d)	EUR	800,000	720,784
3.875% (Reg. S) (b)(d)	EUR	5,900,000	5,128,794
4.625% (Reg. S) (b)(d)	EUR	13,000,000	12,993,877

TOTAL NETHERLANDS			33,580,425

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(d)	EUR	2,200,000	2,215,868
Sweden - 0.9%
Heimstaden Bostad AB 3.248% (Reg. S) (b)(d)	EUR	4,990,000	3,174,720
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (b)(d)	EUR	2,145,000	739,425

TOTAL SWEDEN			3,914,145

Switzerland - 2.1%
Credit Suisse Group AG 7.5% (Reg. S) (b)(d)		9,515,000	9,088,977
UBS Group AG 7% (Reg. S) (b)(d)		500,000	507,657

TOTAL SWITZERLAND			9,596,634

United Kingdom - 5.2%
Aviva PLC 6.125% (b)(d)	GBP	3,900,000	4,966,553
Barclays PLC:
5.875% (Reg. S) (b)(d)	GBP	1,550,000	1,746,616
7.125% (b)(d)	GBP	200,000	234,178
8.875% (b)(d)	GBP	900,000	1,087,337
British American Tobacco PLC 3% (Reg. S) (b)(d)	EUR	9,200,000	7,094,507
HSBC Holdings PLC 6.375% (b)(d)		3,160,000	3,106,470
Lloyds Banking Group PLC 5.125% (b)(d)	GBP	280,000	313,342
National Express Group PLC 4.25% (Reg. S) (b)(d)	GBP	890,000	993,762
SSE PLC:
3.74% (Reg. S) (b)(d)	GBP	2,000,000	2,191,316
4% (Reg. S) (b)(d)	EUR	2,500,000	2,278,717

TOTAL UNITED KINGDOM			24,012,798

TOTAL PREFERRED SECURITIES
(Cost $167,250,947)			129,030,120
		Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund 1.58% (g)
(Cost $24,571,474)		24,566,561	24,571,474

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value
Put Options - 0.2%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 26,650,000	$945,872
TOTAL PURCHASED SWAPTIONS
(Cost $802,565)			945,872
TOTAL INVESTMENT IN SECURITIES - 96.7%
(Cost $552,600,758)			442,495,411
NET OTHER ASSETS (LIABILITIES) - 3.3%			15,198,765
NET ASSETS - 100%			$457,694,176

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	35	Sept. 2022	$2,872,353	$(30,772)	$(30,772)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	2	Sept. 2022	342,805	(11,233)	(11,233)
TME 10 Year Canadian Note Contracts (Canada)	150	Sept. 2022	14,448,804	(514,112)	(514,112)
TOTAL BOND INDEX CONTRACTS					(556,117)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	188	Sept. 2022	39,482,938	(233,313)	(233,313)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	497	Sept. 2022	55,788,250	(438,571)	(438,571)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	85	Sept. 2022	11,783,125	(198,075)	(198,075)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	153	Sept. 2022	19,488,375	(312,695)	(312,695)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	123	Sept. 2022	18,984,281	(452,547)	(452,547)
TOTAL TREASURY CONTRACTS					(1,635,201)

TOTAL PURCHASED					(2,191,318)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	130	Sept. 2022	16,918,838	141,406	141,406
Eurex Euro-Bund Contracts (Germany)	2	Sept. 2022	311,828	(8,118)	(8,118)
ICE Long Gilt Contracts (United Kingdom)	80	Sept. 2022	11,099,828	296,259	296,259

TOTAL SOLD					429,547

TOTAL FUTURES CONTRACTS					$(1,761,771)

The notional amount of futures purchased as a percentage of Net Assets is 35.7%

The notional amount of futures sold as a percentage of Net Assets is 6.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $201,012,196.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,309,036	GBP	1,080,000	State Street Bank And Trust Co	7/1/22	$(5,648)
USD	164,560,000	EUR	150,406,727	JPMorgan Chase Bank, N.A.	7/29/22	6,684,255
CAD	170,000	USD	131,888	Brown Brothers Harriman & Co	8/5/22	176
CAD	126,000	USD	98,218	Goldman Sachs Bank USA	8/5/22	(335)
CAD	106,000	USD	82,955	Goldman Sachs Bank USA	8/5/22	(609)
CAD	611,000	USD	473,336	Royal Bank of Canada	8/5/22	1,321
EUR	675,000	USD	706,049	BNP Paribas S.A.	8/5/22	2,816
EUR	573,000	USD	612,319	BNP Paribas S.A.	8/5/22	(10,572)
EUR	1,105,000	USD	1,167,849	BNP Paribas S.A.	8/5/22	(7,411)
EUR	1,709,000	USD	1,812,078	BNP Paribas S.A.	8/5/22	(17,338)
EUR	9,008,000	USD	9,433,664	BNP Paribas S.A.	8/5/22	26,266
EUR	1,663,000	USD	1,746,433	Citibank, N. A.	8/5/22	0
EUR	1,105,000	USD	1,188,737	Goldman Sachs Bank USA	8/5/22	(28,299)
EUR	938,000	USD	979,577	Goldman Sachs Bank USA	8/5/22	5,482
EUR	768,000	USD	813,727	HSBC Bank	8/5/22	(7,197)
EUR	754,000	USD	794,284	HSBC Bank	8/5/22	(2,456)
EUR	794,000	USD	851,479	JPMorgan Chase Bank, N.A.	8/5/22	(17,644)
EUR	444,000	USD	478,242	JPMorgan Chase Bank, N.A.	8/5/22	(11,967)
EUR	230,000	USD	242,868	JPMorgan Chase Bank, N.A.	8/5/22	(1,329)
EUR	600,000	USD	625,174	JPMorgan Chase Bank, N.A.	8/5/22	4,928
EUR	1,459,000	USD	1,544,782	Royal Bank of Canada	8/5/22	(12,584)
GBP	1,146,000	USD	1,392,659	BNP Paribas S.A.	8/5/22	3,149
GBP	327,000	USD	393,177	Brown Brothers Harriman & Co	8/5/22	5,103
GBP	322,000	USD	394,746	Brown Brothers Harriman & Co	8/5/22	(2,555)
GBP	514,000	USD	644,332	Goldman Sachs Bank USA	8/5/22	(18,289)
GBP	286,000	USD	357,369	JPMorgan Chase Bank, N.A.	8/5/22	(9,026)
GBP	317,000	USD	385,283	JPMorgan Chase Bank, N.A.	8/5/22	817
GBP	95,000	USD	119,543	State Street Bank And Trust Co	8/5/22	(3,834)
GBP	1,339,000	USD	1,623,870	State Street Bank And Trust Co	8/5/22	7,010
USD	164,482	AUD	237,000	BNP Paribas S.A.	8/5/22	853
USD	59,346	AUD	85,000	JPMorgan Chase Bank, N.A.	8/5/22	661
USD	152,219	CAD	191,000	BNP Paribas S.A.	8/5/22	3,840
USD	75,143	CAD	95,000	BNP Paribas S.A.	8/5/22	1,342
USD	95,521	CAD	123,000	BNP Paribas S.A.	8/5/22	(31)
USD	205,236	CAD	265,000	BNP Paribas S.A.	8/5/22	(630)
USD	503,487	CAD	653,000	State Street Bank And Trust Co	8/5/22	(3,798)
USD	130,627	CAD	164,000	State Street Bank And Trust Co	8/5/22	3,224
USD	60,223,603	EUR	56,919,000	BNP Paribas S.A.	8/5/22	448,984
USD	664,305	EUR	637,000	BNP Paribas S.A.	8/5/22	(4,653)
USD	354,098	EUR	339,000	BNP Paribas S.A.	8/5/22	(1,909)
USD	3,098,049	EUR	2,926,000	BNP Paribas S.A.	8/5/22	25,252
USD	3,235,774	EUR	3,094,000	BNP Paribas S.A.	8/5/22	(13,452)
USD	386,049	EUR	358,000	Goldman Sachs Bank USA	8/5/22	10,088
USD	1,226,325	EUR	1,143,000	Goldman Sachs Bank USA	8/5/22	25,981
USD	459,770	EUR	434,000	JPMorgan Chase Bank, N.A.	8/5/22	3,996
USD	5,906,991	EUR	5,574,000	JPMorgan Chase Bank, N.A.	8/5/22	53,344
USD	594,568	EUR	556,000	JPMorgan Chase Bank, N.A.	8/5/22	10,674
USD	365,067	EUR	346,000	JPMorgan Chase Bank, N.A.	8/5/22	1,708
USD	196,644	GBP	161,000	Citibank, N. A.	8/5/22	549
USD	1,059,581	GBP	866,000	HSBC Bank	8/5/22	4,807
USD	1,499,774	GBP	1,219,000	HSBC Bank	8/5/22	15,053
USD	86,080,698	GBP	69,830,000	JPMorgan Chase Bank, N.A.	8/5/22	1,028,942
USD	374,815	GBP	304,000	JPMorgan Chase Bank, N.A.	8/5/22	4,548
USD	112,802	GBP	92,000	JPMorgan Chase Bank, N.A.	8/5/22	748
USD	1,264,457	GBP	1,026,000	JPMorgan Chase Bank, N.A.	8/5/22	14,806
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$8,219,157
					Unrealized Appreciation	8,400,723
					Unrealized Depreciation	(181,566)

For the period, the average contract value for forward foreign currency contracts was $362,610,806. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Intesa Sanpaolo SpA		Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 4,800,000	$59,029	$111,231	$170,260

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,563,121 or 3.6% of net assets.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,653,693.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$41,502,042	$128,439,874	$145,370,442	$72,798	$--	$--	$24,571,474	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	--	13,265,964	13,265,964	15,319	--	--	--	0.0%
Total	$41,502,042	$141,705,838	$158,636,406	$88,117	$--	$--	$24,571,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$239,501,352	$--	$239,501,352	$--
U.S. Government and Government Agency Obligations	24,194,219	--	24,194,219	--
Foreign Government and Government Agency Obligations	24,252,374	--	24,252,374	--
Preferred Securities	129,030,120	--	129,030,120	--
Money Market Funds	24,571,474	24,571,474	--	--
Purchased Swaptions	945,872	--	945,872	--
Total Investments in Securities:	$442,495,411	$24,571,474	$417,923,937	$--
Derivative Instruments:
Assets
Futures Contracts	$437,665	$437,665	$--	$--
Forward Foreign Currency Contracts	8,400,723	--	8,400,723	--
Swaps	59,029	--	59,029	--
Total Assets	$8,897,417	$437,665	$8,459,752	$--
Liabilities
Futures Contracts	$(2,199,436)	$(2,199,436)	$--	$--
Forward Foreign Currency Contracts	(181,566)	--	(181,566)	--
Total Liabilities	$(2,381,002)	$(2,199,436)	$(181,566)	$--
Total Derivative Instruments:	$6,516,415	$(1,761,771)	$8,278,186	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$945,872	$0
Swaps(b)	59,029	0
Total Credit Risk	1,004,901	0
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	8,400,723	(181,566)
Total Foreign Exchange Risk	8,400,723	(181,566)
Interest Rate Risk
Futures Contracts(d)	437,665	(2,199,436)
Total Interest Rate Risk	437,665	(2,199,436)
Total Value of Derivatives	$9,843,289	$(2,381,002)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$7,868,456	$(39,966)	$--	$--	$7,828,490
Barclays Bank PLC	945,872	--	--	--	945,872
BNP Paribas S.A.	512,502	(55,996)	--	--	456,506
Goldman Sachs Bank USA	41,551	(47,532)	--	--	(5,981)
HSBC Bank	19,860	(9,653)	--	--	10,207
State Street Bank And Trust Co	10,234	(13,280)	--	--	(3,046)
Brown Brothers Harriman & Co	5,279	(2,555)	--	--	2,724
Royal Bank of Canada	1,321	(12,584)	--	--	(11,263)
Citibank, N. A.	549	--	--	--	549
Exchange Traded Futures	437,665	(2,199,436)	--	1,761,771	--
Total	$9,843,289	$(2,381,002)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $528,029,284)	$417,923,937
Fidelity Central Funds (cost $24,571,474)	24,571,474
Total Investment in Securities (cost $552,600,758)		$442,495,411
Foreign currency held at value (cost $2,662,091)		2,668,318
Unrealized appreciation on forward foreign currency contracts		8,400,723
Receivable for fund shares sold		36,867
Dividends receivable		1,087
Interest receivable		3,977,760
Distributions receivable from Fidelity Central Funds		26,844
Receivable for daily variation margin on futures contracts		661,608
Bi-lateral OTC swaps, at value		59,029
Total assets		458,327,647
Liabilities
Unrealized depreciation on forward foreign currency contracts	$181,566
Payable for fund shares redeemed	448,240
Other payables and accrued expenses	3,665
Total liabilities		633,471
Net Assets		$457,694,176
Net Assets consist of:
Paid in capital		$553,018,962
Total accumulated earnings (loss)		(95,324,786)
Net Assets		$457,694,176
Net Asset Value, offering price and redemption price per share ($457,694,176 ÷ 5,420,821 shares)		$84.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$3,535,386
Interest		3,918,972
Income from Fidelity Central Funds (including $15,319 from security lending)		88,117
Income before foreign taxes withheld		7,542,475
Less foreign taxes withheld		(2,885)
Total income		7,539,590
Expenses
Custodian fees and expenses	$7,080
Independent directors' fees and expenses	847
Miscellaneous	5
Total expenses before reductions	7,932
Expense reductions	(1)
Total expenses after reductions		7,931
Net investment income (loss)		7,531,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,284,879)
Forward foreign currency contracts	29,261,808
Foreign currency transactions	(397,492)
Futures contracts	(15,206,920)
Swaps	316,768
Total net realized gain (loss)		7,689,285
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(99,001,263)
Forward foreign currency contracts	468,570
Assets and liabilities in foreign currencies	(138,845)
Futures contracts	(3,054,630)
Swaps	235,101
Total change in net unrealized appreciation (depreciation)		(101,491,067)
Net gain (loss)		(93,801,782)
Net increase (decrease) in net assets resulting from operations		$(86,270,123)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,531,659	$11,940,553
Net realized gain (loss)	7,689,285	16,564,712
Change in net unrealized appreciation (depreciation)	(101,491,067)	(29,948,604)
Net increase (decrease) in net assets resulting from operations	(86,270,123)	(1,443,339)
Distributions to shareholders	(6,451,779)	(16,965,851)
Affiliated share transactions
Proceeds from sales of shares	22,088,128	223,545,864
Reinvestment of distributions	6,451,779	16,965,851
Cost of shares redeemed	(133,426,421)	(22,747,774)
Net increase (decrease) in net assets resulting from share transactions	(104,886,514)	217,763,941
Total increase (decrease) in net assets	(197,608,416)	199,354,751
Net Assets
Beginning of period	655,302,592	455,947,841
End of period	$457,694,176	$655,302,592
Other Information
Shares
Sold	234,871	2,191,126
Issued in reinvestment of distributions	68,037	166,855
Redeemed	(1,392,029)	(222,686)
Net increase (decrease)	(1,089,121)	2,135,295

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Credit Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$100.66	$104.23	$101.26	$94.83	$99.80	$100.00
Income from Investment Operations
Net investment income (loss)B,C	1.322	2.309	3.060	2.744	2.597	1.214
Net realized and unrealized gain (loss)	(16.372)	(2.501)	5.002	9.957	(3.725)	.970
Total from investment operations	(15.050)	(.192)	8.062	12.701	(1.128)	2.184
Distributions from net investment income	(.617)	(2.087)D	(3.418)	(3.022)D	(2.398)	(.922)
Distributions from net realized gain	(.563)	(1.291)D	(1.674)	(3.040)D	(1.444)	(.415)
Tax return of capital	–	–	–	(.209)	–	(1.047)
Total distributions	(1.180)	(3.378)	(5.092)	(6.271)	(3.842)	(2.384)
Net asset value, end of period	$84.43	$100.66	$104.23	$101.26	$94.83	$99.80
Total ReturnE,F	(15.08)%	(.18)%	8.11%	13.57%	(1.13)%	2.20%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	- %I,J	- %J	.01%	.01%	.01%	.01%I
Expenses net of fee waivers, if any	- %I,J	- %J	.01%	.01%	.01%	.01%I
Expenses net of all reductions	- %I,J	- %J	.01%	.01%	.01%	.01%I
Net investment income (loss)	2.85%I	2.27%	2.97%	2.72%	2.66%	2.17%I
Supplemental Data
Net assets, end of period (000 omitted)	$457,694	$655,303	$455,948	$310,543	$172,196	$106,300
Portfolio turnover rateK	31%I	52%	67%	84%	85%	85%I

 A For the period June 13, 2017 (commencement of operations) through December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, and losses deferred due to wash sales, futures transactions and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,671,799
Gross unrealized depreciation	(112,889,413)
Net unrealized appreciation (depreciation)	$(103,217,614)
Tax cost	$552,340,671

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$874,978	$523,387
Swaps	316,768	235,101
Total Credit Risk	1,191,746	758,488
Foreign Exchange Risk
Forward Foreign Currency Contracts	29,261,808	468,570
Total Foreign Exchange Risk	29,261,808	468,570
Interest Rate Risk
Futures Contracts	(15,206,920)	(3,054,630)
Total Interest Rate Risk	(15,206,920)	(3,054,630)
Totals	$15,246,634	$(1,827,572)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	61,344,514	147,924,834

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Credit Central Fund	$1,626	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Risks of Investing in European Countries.

There continues to be uncertainty surrounding the sovereign debt of many European countries. If there is a default or debt restructuring by any European country, or if more countries leave the European Monetary Union or the European Monetary Union dissolves, there may be wide-ranging effects on global markets. Such events could significantly affect the value or liquidity of investments in the region or with exposure to the region.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity International Credit Central Fund	.0030%
Actual		$1,000.00	$849.20	$.01
Hypothetical-C		$1,000.00	$1,024.78	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ICF-SANN-0822
1.9882754.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022